Investments (Allowance for Credit Losses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Allowance for Loan and Lease Losses [Roll Forward]
Balance, beginning of year	$ 5,951	$ 4,552	$ 1,768
Cumulative effect of adoption of ASU 2016-13			2,487
Addition to (release of) allowance for expected losses	14,312	1,399	297
Total ending balance	20,263	5,951	4,552
Commercial mortgage loans
Allowance for Loan and Lease Losses [Roll Forward]
Balance, beginning of year	5,847	4,546	1,743
Cumulative effect of adoption of ASU 2016-13			2,495
Addition to (release of) allowance for expected losses	13,818	1,301	308
Total ending balance	19,665	5,847	4,546
Agricultural Property Loans
Allowance for Loan and Lease Losses [Roll Forward]
Balance, beginning of year	104	6	25
Cumulative effect of adoption of ASU 2016-13			(8)
Addition to (release of) allowance for expected losses	494	98	(11)
Total ending balance	$ 598	$ 104	$ 6